Consolidated Statements of (Loss) Income - USD ($) $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Net earned insurance and reinsurance premiums	$ 321.1		$ 282.8							$ 914.5	$ 750.6	$ 1,035.3	$ 890.1	$ 847.0
Net investment income	21.8		12.1							51.8	44.2	56.8	56.2	39.9
Net realized investment gains (losses)	3.9		(24.4)							8.0	(26.9)	(27.2)	288.3	138.5
Net unrealized investment (losses) gains	(11.7)		(2.7)							29.0	(25.2)	(10.5)	(238.2)	102.5
Net foreign exchange (losses) gains	(0.4)		15.7							21.7	17.0	9.2	(11.0)	(18.2)
Other revenue	17.0		9.5							96.0	11.8	21.7	9.1	(2.4)
Total revenues	351.7	$ 362.6	293.0	$ 252.6	$ 225.9	$ 243.6	$ 251.4	$ 293.1	$ 206.4	1,121.0	771.5	1,134.1	994.5	1,107.3
Expenses
Loss and loss adjustment expenses	260.4		371.2							552.8	626.6	811.2	519.3	422.7
Insurance and reinsurance acquisition expenses	59.2		49.5							189.0	143.5	197.2	210.3	189.8
Other underwriting expenses	35.7		28.7							117.1	86.6	106.1	107.3	107.9
General and administrative expenses	19.5		19.8							58.0	60.6	91.9	85.1	27.1
Intangible asset amortization expenses	3.9		3.9							11.8	6.3	10.2
Interest expense on debt	7.6		5.0							23.1	14.6	22.4	34.6	26.6
Total expenses	386.3	305.8	478.1	240.2	219.9	240.8	219.5	292.8	203.5	951.8	938.2	1,244.0	956.6	774.1
Pre-tax (loss) income	(34.6)		(185.1)							169.2	(166.7)	(109.9)	37.9	333.2
Income tax benefit (expense)	6.9		12.8							(55.4)	11.3	(26.4)	7.3	(47.1)
Net (loss) income	(27.7)		(172.3)							113.8	(155.4)	(136.3)	51.8	310.0
Income attributable to non-controlling interests	(0.3)		(4.2)							(0.9)	(13.2)	(13.7)	(19.3)	(18.8)
(Loss) income before accrued dividends on Series A redeemable preference shares	(28.0)		(176.5)							112.9	(168.6)	(150.0)	32.5	291.2
Accrued dividends on Series A redeemable preference shares			(2.5)							(2.6)	(3.5)	(6.1)
Net (loss) income attributable to Sirius Group's common shareholder	$ (28.0)	$ 16.0	$ (179.0)	$ (0.8)	$ 7.7	$ 6.9	$ 27.8	$ (12.0)	$ 9.8	$ 110.3	$ (172.1)	$ (156.1)	$ 32.5	$ 291.2
Net (loss) income per common share and common share equivalent
Basic earnings per common share and common share equivalent	$ (0.23)	$ 0.13	$ (1.49)	$ (0.01)	$ 0.06	$ 0.06	$ 0.23	$ (0.10)	$ 0.08	$ 0.88	$ (1.43)	$ (1.30)	$ 0.27	$ 2.43
Diluted earnings per common share and common share equivalent	$ (0.23)	$ 0.13	$ (1.49)	$ (0.01)	$ 0.06	$ 0.06	$ 0.23	$ (0.10)	$ 0.08	$ 0.88	$ (1.43)	$ (1.30)	$ 0.27	$ 2.43
Weighted average number of common shares and common share equivalents outstanding:
Basic weighted average number of common shares and common share equivalents outstanding	120,000,000		120,000,000							120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Diluted weighted average number of common shares and common share equivalents outstanding	120,000,000		120,000,000							120,000,000	120,000,000	120,000,000	120,000,000	120,000,000